Condensed Interim Statement of Operations and Comprehensive Income - BRL (R$) R$ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Profit or loss [abstract]
Net operating revenue	R$ 38,566	R$ 30,342
Cost of sales	(32,341)	(25,186)
Gross profit	6,225	5,156
Operating expenses, net
Selling expenses	(2,997)	(2,371)
General and administrative expenses	(572)	(456)
Depreciation and amortization	(649)	(461)
Share of profit of associates	34	41
Other operating expenses, net	(59)	(30)
Operating profit	1,982	1,879
Financial revenues	217	140
Financial expenses	(1,287)	(583)
Net financial result	(1,070)	(443)
Income before income taxes	912	1,436
Income tax and social contribution	(98)	(353)
Net income - Total controlling shareholders	814	1,083
Items that may be subsequently reclassified to the statement of operations
Fair value of expected credit loss	(3)
Income tax effect	1
Other comprehensive income for the period	(2)
Total comprehensive income for the period	812	1,083
Net income for the period	812	1,083
Other comprehensive income	812	1,083
Total comprehensive income	2
Comprehensive income for the period	R$ 814	R$ 1,083
Basic earnings per share attributable to controlling shareholders (in Reais - R$) (in Brazil Real per share)	R$ 0.604492	R$ 2.32456
Diluted earnings per share attributable to controlling shareholders (in Reais - R$) (in Brazil Real per share)	R$ 0.601392	R$ 2.3212